Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 236,037	$ 221,624	$ 235,164
Proceeds from bank loans	1,201	2,435	2,114
Repayment of bank loans	(1,778)	(1,455)	(1,009)
Proceeds from issuance of convertible notes	1,437,500
Convertible notes classified as equity	(300,741)
Direct cost incurred in relation to convertible notes (excluding equity component)	(18,150)
Repurchase of convertible notes	(4,045)
Acquired through business combination		22	115
Additions to lease liabilities	2,849	2,958	3,540
Adjustment due to modification/change in estimate	(31,191)	(123)	(30,604)
Payment of lease liabilites	(4,688)	(3,763)	(3,105)
Interest accrued	91,857	16,937	17,749
Interest paid	(1,754)	(2,102)	(2,049)
Effect of change in foreign exchange rates	(1,498)	(496)	(291)
Ending balance	1,405,599	236,037	221,624
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	4,603	3,726	2,667
Proceeds from bank loans	1,201	2,435	2,114
Repayment of bank loans	(1,778)	(1,455)	(1,009)
Interest accrued	300	405	266
Interest paid	(300)	(405)	(266)
Effect of change in foreign exchange rates	(377)	(103)	(46)
Ending balance	3,649	4,603	3,726
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	15,359	16,658	16,379
Acquired through business combination		22	115
Additions to lease liabilities	2,849	2,958	3,540
Adjustment due to modification/change in estimate	(613)	(123)	(26)
Payment of lease liabilites	(4,688)	(3,763)	(3,105)
Interest accrued	1,454	1,697	1,783
Interest paid	(1,454)	(1,697)	(1,783)
Effect of change in foreign exchange rates	(1,121)	(393)	(245)
Ending balance	11,786	15,359	16,658
Convertible Notes [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	216,075	201,240	216,118
Proceeds from issuance of convertible notes	1,437,500
Convertible notes classified as equity	(300,741)
Direct cost incurred in relation to convertible notes (excluding equity component)	(18,150)
Repurchase of convertible notes	(4,045)
Adjustment due to modification/change in estimate	(30,578)		(30,578)
Interest accrued	90,103	14,835	15,700
Ending balance	$ 1,390,164	$ 216,075	$ 201,240